Provisions - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classification by maturity [Abstract]
Current provisions	$ 94,171	$ 81,039
Non-current Portion	204,347	232,288
Sociedads Minera Cerro Verde S.A.A.
Current provisions [abstract]
Other current provisions	3,984	12,717
Non-current provisions [abstract]
Other non-current provisions	219,366	231,451
Classification by maturity [Abstract]
Current portion	3,984	12,717
Non-current portion	219,366	231,451
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	3,096	9,399
Non-current provisions [abstract]
Other non-current provisions	7,303	1,226
Classification by maturity [Abstract]
Current portion	3,096	9,399
Non-current portion	7,303	1,226
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	423	2,968
Non-current provisions [abstract]
Other non-current provisions	209,237	219,942
Classification by maturity [Abstract]
Current portion	423	2,968
Non-current portion	209,237	219,942
Sociedads Minera Cerro Verde S.A.A. | Provision for uncertainty over income tax treatments [Member]
Non-current provisions [abstract]
Other non-current provisions	615	7,878
Classification by maturity [Abstract]
Non-current portion	615	7,878
Sociedads Minera Cerro Verde S.A.A. | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	465	350
Classification by maturity [Abstract]
Non-current Portion	2,211	2,004
Current portion	465	350
Sociedads Minera Cerro Verde S.A.A. | Other Long-term Liabilities [Member]
Non-current provisions [abstract]
Other non-current provisions	0	401
Classification by maturity [Abstract]
Non-current portion	$ 0	$ 401